Deposits: (Tables)	12 Months Ended
Dec. 31, 2012
Deposits and Advances from Federal Home loan Bank: [Abstract]
Scheduled maturities of other time deposits

Years Ending December 31,
2013	$220,182
2014	78,333
2015	42,661
2016	78,036
2017 2018 and thereafter	17,846 34

$437,092

Interest expense on deposits

	2012	2011	2010
Demand and NOW accounts	$1,180	1,435	1,553
Money market accounts	58	108	113
Savings	71	114	130
Other time deposits	9,262	12,550	15,588

	$10,571	14,207	17,384